Document and Entity Information	Oct. 12, 2026
Details
Registrant CIK	0001811999
Registrant Name	FARMHOUSE, INC. /NV
SEC Form	8-K
Period End date	Oct. 12, 2026
Tax Identification Number (TIN)	46-3321759
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity File Number	333-238326
Entity Address, Address Line One	1355 Market Street
Entity Address, Address Line Two	Suite 488
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	888
Local Phone Number	420-6856
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false